Tax - Schedule of Income Tax Charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of income tax [Abstract]
Tax credit (expense) attributable to policyholders	£ 30	£ (54)		£ (163)
Shareholder tax expense	(2,015)	(805)		(854)
Tax expense	£ (1,985)	£ (859)	[1],[2]	£ (1,017)	[1]

[1]	2 Restated for presentational changes; see note 1.
[2]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.